Note 5 - Credit Assets, Net of Allowance for Credit Losses (Details Textual) - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	95.00%	96.00%
West Texas Intermediate [member] | Bottom of range [member]
Statement Line Items [Line Items]
Global oil prices	$ 65
Multi-family residential loans and other [member] | Loans [member]
Statement Line Items [Line Items]
Percentage of residential loans		94.00%